Financial Instruments - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of credit risk exposure	$ 1,682,400,000	$ 1,687,800,000
Number of target days of revenue in trade receivables	61 days	66 days
Decrease through write-off, financial assets	$ 1,700,000	$ 800,000
Interest rate impact on comprehensive income	2,200,000
Unrealized loss on interest rate swap	200,000
Cash flow hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap agreement, Amount	160,000,000
Unrealized loss on interest rate swap	$ 1,500,000
Hedge ratio description	The Company has established a hedge ratio of 1:1 for the hedging relationship as the underlying risk of the interest rate swap is identical to the hedged risk component.
Interest rate swap agreement, Fixed Interest rate	2.295%		2.295%
Gains (losses) on cash flow hedges, net of tax	$ 1,100,000
Forward contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount	31,000,000		£ 18.0
1.0% Increase in equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity price impact on comprehensive income	400,000
1.0% Decrease in equity Price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate impact on comprehensive income	400,000
Revolving credit facilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of revolving credit facility	800,000,000
Unused capacity amount	$ 282,600,000	$ 223,400,000